UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2006
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J Preservation
Fund

Financial Statements and Financial Highlights for the Year Ended December 31, 2006, and Report of
Independent Registered Public Accounting Firm

PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited


INTRODUCTION

The PC&J Preservation Fund (the "Fund") is a registered investment company under the Investment Company Act of 1940. The enclosed 2006 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

We started 2006 worrying the economy and inflation rates were rising too rapidly. We ended 2006 questioning the magnitude of the economic slowdown and wondering if crude oil prices were going to break below $50 per barrel.

The Federal reserve raised the Funds Rate four times to 5.25% in June 2006. Ben Bernanke, Chair, and the rest of the Federal Open Market Committee (FOMC), voted in their July meeting, and their subsequent meetings in 2006, to hold off on any additional rate increases pending news of the economy and inflation.




AVERAGE ANNUAL TOTAL RETURNS

                               1 Yr.   5 Yrs   10 Yrs

Preservation Fund               3.86%   3.52%    4.72%
Lehman Inter
Gov/Credit                      4.08%   4.53%    5.81%

Treasury Bills (3month)         4.65%   2.33%    3.53%


Well, it looks like the FOMC got it right. The economy slowed to a 2% rate during the second and third quarters. The consumer price deflator went from a 3.5% year-over-year rate of increase in June to an average increase of 1.7% for October and November. As most analysts believe, the Fed likes to see the deflator in the 1% to 2% range.

Interest rates at the short end of the yield curve, hovering around 5%, are higher than at any other point along the 30-year maturity spectrum. Ten-year Treasury yields rose during the first half of the year, then declined in the second half as the economy and inflation decelerated. The ten-year bond yield ended the year 40 basis points higher than where it began, thus causing a slight decline in the corresponding bond price. The ten-year yield peaked around 5.2% in June and ended the year at 4.7%, twenty basis points below the two-year Treasury.

For the year, the negatively sloped yield curve and modestly rising intermediate-term yields produced higher returns in the short-term market, measured by the three-month Treasury Bills, than the longer-term Lehman
Intermediate Gov/Credit Index and the Fund. Tremendous demand by the U.S. international trading partners for U.S. treasury securities kept our rates lower than what the fundamentals would dictate for the last stages of an economic growth cycle. We had positioned the Fund to protect the value of its holdings against a significant rise in rates by purchasing a series of secure, government step-up notes. The preponderance of high quality issues, compared to the more diverse Lehman Index with a concomitant higher yield for some lower quality issues, caused the Fund's return to fall a little short of the Index.

Over the course of the year, we added a few range notes, a new bond structure for the Fund. These bonds are offered by high quality, corporate entities and pay higher rates of interest. In return for the higher yield, the buyer accepts the risk that the actual return could fall below the expected return should interest rates rise dramatically on the short end of the curve. We believe the risk is low that rates will rise significantly from the current 5% level.

We are interested in exploring these new structures as a means to add yield without a lot of duration or credit risk. Preservation of capital continues to be an important objective and will be balanced with a desire to provide a competitive rate of return.

                                 PRESERVATION     LEHMAN INTER     TREASURY BILL
                                       GROWTH           GOV/CR            GROWTH

                           1996        10,000           10,000            10,000
                           1997        10,738           10,787            10,506
                           1998        11,635           11,697            11,008
                           1999        11,481           11,743            11,519
                           2000        12,555           12,931            12,189
                           2001        13,339           14,090            12,604
                           2002        14,137           15,477            12,807
                           2003        14,509           16,144            12,936
                           2004        14,903           16,634            13,113
                           2005        15,267           16,897            13,516
                           2006        15,856           17,587            14,144

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.223.0600.





-----------------------------------------------

------


------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006




                                         PERCENT
                                          OF NET   PRINCIPAL     MARKET
SECURITY                                  ASSETS     AMOUNT      VALUE
---------------------------------------  --------  ----------  ----------

U.S. AGENCY STEP-UP OBLIGATIONS 1:

Maturity of 1 - 5  years:                   12.0%
 Federal National Mortgage Assn. Note,
   4.000%, due 02-26-10                            $  765,000  $  753,525
 Federal Home Loan Banks,
   5.000%, due 10-28-11                               800,000     797,000

                                                                1,550,525


Maturity of 5 - 10  years:                  13.0
 Federal Home Loan Banks,
   5.000%, due 07-30-13                               700,000     688,406
 Federal National Mortgage Assn. Note,
   5.000%, due 02-25-15                             1,000,000     983,438

                                                                1,671,844

Maturity of 10 - 20 years:                  29.6
 Federal Home Loan Banks,
   5.000%, due 06-04-18                             2,000,000   1,938,750
 Federal Home Loan Banks,
   4.250%, due 07-16-18                               500,000     470,156
 Federal Home Loan Mortgage Corp.,
   5.125%, due 08-15-18                               390,000     386,212
 Federal Home Loan Mortgage Corp.,
   5.000%, due 09-21-18                               750,000     740,533
 Federal National Mortgage Assn. Note,
   5.000%, due 09-17-19                               300,000     292,125

                                                                3,827,776



TOTAL U.S. AGENCY STEP-UP OBLIGATIONS
 (Cost $7,199,612)                          54.6                7,050,145



FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10  years:                   2.6
 Bayerische Landesbank Note 2,
   6.750%, due 10-29-13                               350,000     339,500


TOTAL FOREIGN SOVEREIGN OBLIGATIONS
 (Cost $350,000)                                                  339,500


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2006




                                           PERCENT
                                            OF NET   PRINCIPAL     MARKET
SECURITY                                    ASSETS     AMOUNT      VALUE
-----------------------------------------  --------  ----------  ----------

U.S. CORPORATE OBLIGATIONS:

Maturity of 10 - 20 years:                    14.6%
 Int'l Bank Recon. & Dev. Range Note 2,
   7.000%, due 08-13-18                              $  850,000  $  805,375
 Morgan Stanley D W Range Note 2,
   8.000%, due 07-06-21                                 250,000     248,750
 Toyota Motors Credit Corp Range Note 2,
   8.000%, due 09-21-21                                 350,000     346,500
 General Electric Capital Corp. 1,
   4.875%, due 10-28-21                                 200,000     190,298
 Household Finance Corp.,
   7.750%, due 04-15-22                                 300,000     300,591


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $1,967,105)                             14.6               1,891,514


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                  2.1
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07                          170,000     172,458
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07                         100,000     101,338

                                                                    273,796


Maturity of 1 - 5 years:                       7.6
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08                          420,000     418,471
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                          280,000     280,000
 Dayton, OH Taxable Hsng. Improvement
   Bonds, 6.250%, due 11-01-08                          140,000     140,000
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                          140,000     142,936

                                                                    981,407


Maturity of 5 - 10 years:                      7.7
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12                                 500,000     536,420
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                 250,000     250,000
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13                          200,000     205,924

                                                                    992,344

See notes to financial statements.

------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2006




                                       PERCENT
                                        OF NET   PRINCIPAL     MARKET
SECURITY                                ASSETS     AMOUNT       VALUE
-------------------------------------  --------  ----------  -----------

Maturity of 10 - 20 years:                 1.8%
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17                          $  225,000  $   232,529

TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $2,466,922)            19.2                 2,480,076



TOTAL U.S. AGENCY STEP-UP,
 FOREIGN SOVEREIGN, U.S.
       CORPORATE AND TAXABLE
       MUNICIPAL OBLIGATIONS
 (Cost $11,983,639)                       91.0                11,761,235



INVESTMENT COMPANIES:                      7.7   SHARES
                                                 ----------
 First American Treasury Oblig. Fund                 46,667       46,667
 Federated Prime Oblig. Fund                        950,000      950,000

TOTAL INVESTMENT COMPANIES
 (Cost $996,667)                           7.7                   996,667


TOTAL INVESTMENTS
 (Cost $12,980,306) 3                     98.7                12,757,902


OTHER ASSETS AND LIABILITIES               1.3                   164,898


NET ASSETS                               100.0%              $12,922,800







1   Interest  rates  listed  for  step-up  bonds  are  the  rates  as  of
December  31,  2006.
2  Security  valued  according to "good faith pricing" guidelines.  (See Note A)
3 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation (depreciation). (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006






ASSETS:
Investments in securities, at market value
 (Cost basis - $12,980,306) (Notes A & D)                          $12,757,902
Receivables - Interest                                                 168,926
Receivables - Fund shares sold                                          17,226

Total assets                                                        12,944,054

LIABILITIES:
Accrued expenses (Note B)                                              (12,254)
Payables - Fund shares redeemed                                         (9,000)

Total liabilities                                                      (21,254)


NET ASSETS                                                         $12,922,800



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of year                                                   1,467,487
 Net decrease  (Note C)                                               (223,466)

 End of year                                                         1,244,021





NET ASSET VALUE, offering price and redemption price per share     $     10.39



NET ASSETS CONSIST OF:
 Paid in capital                                                   $13,576,441
 Net unrealized depreciation on investments                           (222,404)
 Undistributed net investment income                                     5,084
 Accumulated net realized loss on investments                         (436,321)

 Net Assets                                                        $12,922,800


















See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006






INVESTMENT INCOME (Note A):
 Interest                                                    $  748,748
 Dividends                                                       27,886

Total investment income                                         776,634

EXPENSES (Note B):
 Investment advisory fee                                         69,432
 Management fee                                                  83,319

Total expenses                                                  152,751


NET INVESTMENT INCOME                                           623,883


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                              (120,473)
 Change in unrealized depreciation of investments               (13,650)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (134,123)


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 489,760








See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS



                                                For The Years Ended December 31,
                                                       2006           2005





INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                      $   623,883   $   681,798
 Net realized loss on investments                              (120,473)      (29,688)
 Change in unrealized depreciation of investments               (13,650)     (230,749)

Net increase in net assets from operations                      489,760       421,361

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                    (633,838)     (673,479)

Net decrease in assets from distributions to shareholders      (144,078)     (673,479)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                          (2,377,610)   (1,630,981)

Total decrease in net assets                                 (2,521,688)   (1,883,099)

NET ASSETS:
 Beginning of year                                           15,444,488    17,327,587

 End of year                                                $12,922,800   $15,444,488




UNDISTRIBUTED NET INVESTMENT INCOME                         $     5,084   $    15,039








See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2006

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed-income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2006, the Fund has a capital loss carry forward of $436,321, of which $152,270 can be carried forward through 2008, $98,440 through 2011, $35,450 through 2012, $29,688 through 2013 and $120,473 through 2014. These losses can be used to offset future gains.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, if any, for tax purposes are reclassified to paid in capital.
(4) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes-

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006




an interpretation of FASB Statement 109. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact that FIN 48 will have on the financial statements. While FIN 48 is effective for the Fund's fiscal year beginning January 1, 2007, the effect will be contained within the June 30, 2007, semi-annual statement. In addition, in September 2006, the FASB released Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The application for SFAS 157 is required for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the financial statements.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $69,432 for the year ended December 31, 2006.
The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $4,000 for the year ended December 31, 2006.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $83,319 for the year ended December 31, 2006.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.


C.  CAPITAL  SHARE  TRANSACTIONS



                                For the Year Ended             For the Year Ended
                                December 31, 2006              December 31, 2005

                               Shares               Dollars       Shares     Dollars
                               -------------------  ------------  ---------  ------------
Subscriptions                              85,737   $   912,750    171,311   $ 1,852,471
Reinvestment of distributions              61,005       633,838     64,202       673,479
                                          146,742     1,546,588    235,513     2,525,950
                               -------------------  ------------  ---------  ------------
Redemptions                              (370,208)   (3,924,198)  (381,337)   (4,156,931)

Net decrease                             (223,466)  $(2,377,610)  (145,824)  $(1,630,981)

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2006




D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2006, aggregated $792,500 and $2,585,000, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2006, aggregated $0 and $1,195,560, respectively.
At December 31, 2006, gross unrealized appreciation on investments was $29,067 and gross unrealized depreciation on investments was $251,471, for a net unrealized depreciation of $222,404 for financial reporting and federal income tax purposes.


E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid



For the Year Ended December 31, 2006
-------------------------------------

Ordinary Income   Capital Gains   Total Distribution
---------------   -------------   -------------------
$       633,838   $           0   $          633,838


For the Year Ended December 31, 2005
-------------------------------------

Ordinary Income   Capital Gains   Total Distribution
---------------   -------------   -------------------
$       673,479   $           0   $          673,479





Tax Basis of Distributable Earnings
As of December 31, 2006

Undistributed Ordinary Income         Undistributed Capital Gains   Unrealized Appreciation
------------------------------------  ----------------------------  ------------------------
$                       5,084         $                          0  $                      0
------------------------------------  ----------------------------  ------------------------

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS



Selected Data for Each Share of Capital    For The Years Ended December 31,
Stock Outstanding Throughout the Period  2006      2005      2004      2003      2002
                                        ------    ------    ------    ------   ------
NET ASSET VALUE-BEGINNING OF PERIOD    $ 10.52   $ 10.74   $ 10.88   $ 11.06   $ 10.96

Income from investment operations:
   Net investment income                  0.53      0.49      0.44      0.47      0.54
   Net realized and unrealized
     gain (loss) on securities           (0.12)    (0.23)    (0.14)    (0.18)     0.11
TOTAL FROM INVESTMENT OPERATIONS          0.41      0.26      0.30      0.29      0.65

Less distributions:
   From net investment income            (0.54)    (0.48)    (0.44)    (0.47)    (0.55)
TOTAL DISTRIBUTIONS                      (0.54)    (0.48)    (0.44)    (0.47)    (0.55)

NET ASSET VALUE-END OF PERIOD         $  10.39   $ 10.52   $ 10.74   $ 10.88   $ 11.06

TOTAL RETURN                              3.86%     2.44%     2.72%     2.63%     5.98%

RATIOS TO AVERAGE NET ASSETS
   Expenses                               1.10%     1.10%     1.02%     1.00%     1.00%
   Net investment income                  4.49%     4.04%     3.83%     4.19%     4.64%

Portfolio turnover rate                   5.99%    16.10%    37.75%    30.80%    53.92%

Net assets at end of period (000's)    $ 12,923   $15,444   $17,328   $18,081   $18,647



See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Preservation Fund

We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Cincinnati, Ohio
February 21, 2007

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2006 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2006) and held for the six months ended December 31, 2006.
                                 Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                          Beginning Account     Ending Account
                                Value               Value          Expenses Paid
                             July 1, 2006     December 31, 2006   During Period*

Actual
                          $         1,000.00  $         1,035.65  $          5.64
Hypothetical (5% return
before expenses)          $         1,000.00  $         1,019.66  $          5.60





* Expenses are equal to the Fund's annualized expense ratio of 1.1%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the Fund's fiscal year.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2006 (Unaudited)


PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------
U.S. Agency Step-Up Obligations             54.6%
-------------------------------  ----------------
Foreign Sovereign Obligations                2.6
U.S. Corporate Obligations                  14.6
Taxable Municipal Obligations               19.2
Investment Companies                         7.7
Other Assets and Liabilities                 1.3
Total                                      100.0%
                                 ----------------


PC&J  PRESERVATION  FUND
------------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Retired from Neff Packaging Solutions Inc. (paper container
manufacturer).  Joined firm in 1959; from June 1980 to
June 2001, Chairman and CEO of Neff Packaging; from June
2001 to May 2005, Consultant to Neff Packaging.           None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PRESERVATION  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and Service Corp. since 1998;
 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and Service Corp. since
 1982.                                                     None
---------------------------------------------------------  -----------------------------------


* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.






ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2005          $ 14,250
     FY 2006          $ 15,000



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2005          $ None                         $ None
     FY  2006          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2005          $ 1,750                         $ None
     FY  2006          $ 1,838                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2005          $ None                         $ None
     FY  2006          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

     Audit-Related Fees:     None                    None
Tax Fees:          None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.


(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2005          $ 1,750                         $ None
     FY 2006          $ 1,838                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2007
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2007
         -----------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2007
         -----------------